Goodwill and Other Intangible Assets - Schedule of Goodwill (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 28, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Goodwill [Roll Forward]
Beginning of period		$ 4,114.4	$ 4,470.1	$ 4,707.5	$ 4,780.5
Goodwill acquired		62.0	0	0	0
Currency translation		(15.9)	(63.8)	185.4	(73.0)
Impairment charge	(291.9)	(233.0)	(291.9)	(422.8)	0
End of Period	597.1	3,927.5	4,114.4	4,470.1	4,707.5
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Gross carrying amount			5,324.7	5,388.5	5,203.1
Accumulated impairment losses			(1,210.3)	(918.4)	(495.6)
Net carrying amount	$ 597.1	$ 3,927.5	$ 4,114.4	$ 4,470.1	$ 4,707.5